UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-03714
                                                     ---------

                   Phoenix-Goodwin California Tax Exempt Fund
         --------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               56 Prospect Street
                               Hartford, CT 06115
         --------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

Matthew A. Swendiman                          John R. Flores, Esq.
Counsel & Chief Legal Officer for             Vice President, Counsel
Litigation/Employment Registrant              Phoenix Life Insurance Company
Phoenix Life Insurance Company                One American Row
One American Row                              Hartford, CT  06102
Hartford, CT  06102
-----------------------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                     Date of fiscal year end: April 30
                                              --------------

                   Date of reporting period: October 31, 2004
                                             ----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



Semiannual Report

OCTOBER 31, 2004

(LOGO)
| GOODWIN |
[GRAPHIC OMITTED]


Phoenix-Goodwin California Tax Exempt Bond Fund

                                 DO YOU WANT TO
                                 STOP RECEIVING
                             FUND DOCUMENTS BY MAIL?

                                      GO TO
                             PHOENIXINVESTMENTS.COM,
                               LOG IN AND SIGN UP
                                 FOR E-DELIVERY
                                [GRAPHIC OMITTED]

(LOGO)
PHOENIX
INVESTMENT PARTNERS,LTD.
COMMITTED TO INVESTOR SUCCESS(SM)
[GRAPHIC OMITTED]

--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------


   This report is not authorized for distribution to prospective investors in the Phoenix-Goodwin California Tax Exempt Bond Fund, unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

MESSAGE FROM THE CHAIRMAN


DEAR SHAREHOLDER:

      I encourage you to review the performance overview and outlook provided in this semiannual report for the Phoenix-Goodwin California Tax Exempt Bond Fund for the six months ended October 31, 2004.

      The pace of U.S. economic growth appears to have cooled off in recent months. Gross domestic product (GDP) and employment growth have slowed in response to rising energy prices and declining consumer optimism. In addition, the Federal Reserve's ongoing commitment to raising the federal funds rate at a "measured pace" combined with increased oil prices, is likely to keep economic growth subdued through the end of the year. As of this writing in late November, it remains to be seen whether the post-election rally in the equities markets can be sustained.

      Regardless of what the markets bring, short-term performance changes should not distract you from your long-term financial plan. Now may be an opportune time for you to review your portfolio with your financial advisor to make sure that your asset allocation remains on target for you. Keep in mind that finding the best balance of performance and protection requires discipline and diversification. 1 Your Phoenix Fund investment may help in this effort.

      At this time, the mutual fund industry continues to undergo far-reaching regulatory reforms. The Phoenix Funds Board of Trustees takes these matters seriously and is implementing initiatives to ensure compliance with the letter and the spirit of all requirements. We are confident that the fund industry will emerge stronger and more focused on the interests of shareholders as a result.

      To learn more about investing and your Phoenix Fund, including monthly portfolio updates, please visit PhoenixInvestments.com.


Sincerely,

/s/ PHILIP R. McLOUGHLIN

Philip R. McLoughlin
Chairman, Phoenix Funds

NOVEMBER 30, 2004

1 DIVERSIFICATION DOES NOT GUARANTEE AGAINST A LOSS, AND THERE IS NO GUARANTEE
  THAT A DIVERSIFIED PORTFOLIO WILL OUTPERFORM A NON-DIVERSIFIED PORTFOLIO.

The preceding information is the opinion of the Chairman of the Phoenix Funds Board of Trustees. There is no guarantee that market forecasts discussed will be realized.

TABLE OF CONTENTS

Glossary ....................................................................  3
Phoenix-Goodwin California Tax Exempt Bond Fund .............................  4
Notes to Financial Statements ............................................... 10

GLOSSARY

FEDERAL FUNDS RATE
The interest rate charged on overnight loans of reserves by one financial institution to another in the United States. The federal funds rate is the most sensitive indicator of the direction of interest rates since it is set daily by the market.

GROSS DOMESTIC PRODUCT (GDP)
An important measure of U.S. economic performance, GDP is the total market value of all final goods and services produced in the U.S. during any quarter or year.

PHOENIX-GOODWIN CALIFORNIA TAX EXEMPT BOND FUND


ABOUT YOUR FUND'S EXPENSES
   As a shareholder of the California Tax-Exempt Bond Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

ACTUAL EXPENSES
   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.


      California               Beginning            Ending         Expenses Paid
 Tax Exempt Bond Fund        Account Value      Account Value          During
       Class A                May 1, 2004      October 31, 2004        Period*
---------------------        -------------     ----------------    -------------
Actual                         $1,000.00           $1,049.70           $5.72

Hypothetical (5% return
  before expenses)              1,000.00            1,019.55            5.66

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.11%,
 MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.


      California               Beginning            Ending         Expenses Paid
 Tax Exempt Bond Fund        Account Value      Account Value          During
       Class B                May 1, 2004      October 31, 2004        Period*
---------------------        -------------     ----------------    -------------
Actual                         $1,000.00           $1,045.90           $9.60

Hypothetical (5% return
  before expenses)              1,000.00            1,015.70            9.50

*EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 1.86%,
 MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

Phoenix-Goodwin California Tax Exempt Bond Fund


                   SCHEDULE OF INVESTMENTS AT OCTOBER 31, 2004
                                   (UNAUDITED)


                     ------------------------------------
                     SECTOR WEIGHTINGS           10/31/04
                     ------------------------------------

                     As a percentage of total investments

              EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC

                               [GRAPHIC OMITTED]

                     Pre-Refunded                     37%
                     General Obligation               21
                     General Revenue                  11
                     Power Revenue                     9
                     Water & Sewer Revenue             8
                     Development Revenue               5
                     Multifamily Revenue               3
                     Other                             6


                                               STANDARD    PAR
                                               & POOR'S   VALUE
                                                RATING    (000)      VALUE
                                               --------   ------  -----------
MUNICIPAL TAX-EXEMPT BONDS--95.6%

DEVELOPMENT REVENUE--4.9%
Los Angeles County Public Works Financing
Authority 5.50%, 10/1/12 (MBIA/IBC
Insured) ....................................     AAA     $1,500  $ 1,662,780

San Diego Redevelopment Agency Series B
5.35%, 9/1/24 (AMBAC Insured) ...............     AAA      1,000    1,072,950
                                                                  -----------
                                                                    2,735,730
                                                                  -----------

GENERAL OBLIGATION--20.7%
California State 5.50%, 4/1/08 (MBIA
Insured) ....................................     AAA      1,500    1,661,265

California State 5%, 2/1/20 .................      A         750      799,927

Escondido Union School District Series A
5.25%, 8/1/22 (FSA Insured) .................     AAA      1,125    1,224,203


                                               STANDARD    PAR
                                               & POOR'S   VALUE
                                                RATING    (000)      VALUE
                                               --------   ------  -----------
GENERAL OBLIGATION--CONTINUED
Los Angeles Unified School District Election
of 1997 Series E 5.125%, 1/1/27 (MBIA
Insured) ....................................     AAA     $1,000  $ 1,048,730

Lucia Mar Unified School District Election
2004 Series A 5%, 8/1/27 (FGIC Insured) .....    Aaa(d)    1,000    1,039,380

Santa Clara Unified School District 5.50%,
7/1/20 (FGIC Insured) .......................     AAA      1,000    1,113,190

Walnut Valley Unified School District
Series A 0%, 8/1/19 (MBIA Insured) ..........     AAA      7,480    3,341,241

West Contra Costa Unified School District
Series A 5.45%, 2/1/18 (MBIA Insured) .......     AAA      1,060    1,236,893
                                                                  -----------
                                                                   11,464,829
                                                                  -----------
GENERAL REVENUE--11.3%
Anaheim Public Financing Authority Series C
6%, 9/1/16 (FSA Insured) ....................     AAA      2,600    3,170,830

Orange County Recovery Certificates of
Participation Series A 5.80%, 7/1/16
(MBIA Insured) ..............................     AAA      1,500    1,630,215

Pomona Certificates of Participation 5.50%,
6/1/28 (AMBAC Insured) ......................     AAA      1,365    1,484,082
                                                                  -----------
                                                                    6,285,127
                                                                  -----------
MEDICAL REVENUE--2.0%
California State Public Works Board
Department of Mental Health Series A
5.50%, 6/1/16 ...............................      A-      1,000    1,135,000

MULTIFAMILY REVENUE--3.1%
Los Angeles Community Redevelopment
Agency Series A 6.55%, 1/1/27
(AMBAC/FHA Insured) .........................     AAA      1,655    1,701,638

POWER REVENUE--8.7%
Los Angeles Water and Power System
Series A-A-2 5.375%, 7/1/21 (MBIA
Insured) ....................................     AAA      2,000    2,198,540

Northern California Power Agency Series A
5.20%, 7/1/32 (MBIA Insured) ................     AAA      1,120    1,166,032


                                                                               5
                        See Notes to Financial Statements

Phoenix-Goodwin California Tax Exempt Bond Fund


                                               STANDARD    PAR
                                               & POOR'S   VALUE
                                                RATING    (000)      VALUE
                                               --------   ------  -----------
POWER REVENUE--CONTINUED
Sacramento Cogeneration Authority Project
6.375%, 7/1/10 ..............................     BBB     $  500  $   523,056

Southern California Public Power Authority
5.50%, 7/1/20 ...............................      A         915      918,285
                                                                  -----------
                                                                    4,805,913
                                                                  -----------
PRE-REFUNDED--36.6%
Covina Community Redevelopment Agency
8.80%, 1/1/08(b) ............................      NR        600      667,332

Huntington Park Redevelopment Agency
Series A 8%, 12/1/19 (FHA/VA/PRIV MTGS
Insured)(b) .................................     AAA      2,400    3,517,632

Los Angeles Harbor Department 7.60%,
10/1/18(b) ..................................     AAA      1,035    1,322,440

M-S-R Public Power Agency Series D 6.75%,
7/1/20 (MBIA Insured)(b) ....................     AAA      3,325    4,081,770

Northern California Power Agency 7.50%,
7/1/23 Prerefunded 7/1/21 @ 100 (AMBAC
Insured) ....................................     AAA        195      269,570

Pomona Unified School District General
Obligation Series C 5.60%, 8/1/12 (MBIA
Insured)(b)(c) ..............................     AAA      1,500    1,768,785

Riverside County Single Family Revenue
Issue B 8.625%, 5/1/16 (GNMA
Collateralized)(b) ..........................     AAA        700    1,013,005

Riverside County Single Family Revenue
Series A 7.80%, 5/1/21 (GNMA
Collateralized)(b)(c) .......................     AAA      4,000    5,660,520

Sacramento Cogeneration Authority Project
6.375%, 7/1/10 Prerefunded 7/1/05 @102 ......     AAA        500      525,280


                                               STANDARD    PAR
                                               & POOR'S   VALUE
                                                RATING    (000)      VALUE
                                               --------   ------  -----------
PRE-REFUNDED--CONTINUED
Torrance Hospital (Little Co. of Mary
Hospital) Series A 7.10%, 12/1/15
Prerefunded 12/1/05 @100 ....................     AAA     $1,375  $ 1,444,135
                                                                  -----------
                                                                   20,270,469
                                                                  -----------
WATER & SEWER REVENUE--8.3%
Delta Diablo Sanitation District Certificates
of Participation 0%, 12/1/16 (MBIA Insured) .     AAA      1,070      636,468

Los Angeles Wastewater System Series D
4.70%, 11/1/17 (FGIC Insured) ...............     AAA      2,885    2,916,562

Metropolitan Water District Southern
California Waterworks Series B-3 5%,
10/1/29 (MBIA Insured) ......................     AAA      1,000    1,035,910
                                                                  -----------
                                                                    4,588,940
                                                                  -----------
-----------------------------------------------------------------------------
TOTAL MUNICIPAL TAX-EXEMPT BONDS
(IDENTIFIED COST $47,715,700)                                      52,987,646
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--95.6%
(IDENTIFIED COST $47,715,700)                                      52,987,646
-----------------------------------------------------------------------------


SHORT-TERM INVESTMENTS--5.1%

COMMERCIAL PAPER--5.1%
UBS Finance Delaware LLC 1.84%, 11/1/04 .....     A-1+     1,045    1,045,000
Pitney Bowes, Inc. 1.75%, 11/2/04 ...........     A-1      1,795    1,794,913
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,839,913)                                        2,839,913
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.7%
(IDENTIFIED COST $50,555,613)                                      55,827,559(a)

Other assets and liabilities, net--(0.7)%                            (372,083)
                                                                  -----------
NET ASSETS--100.0%                                                $55,455,476
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $5,307,103 and gross depreciation of $35,157 for federal income tax purposes. At October 31, 2004, the aggregate cost of securities for federal income tax purposes was $50,555,613.
(b) Escrowed to maturity.
(c) All or a portion segregated as collateral for futures contracts.
(d) As rated by Moody's or Fitch. At October 31, 2004, the concentration of the Fund's investments by state or territory, determined as a percentage of net assets is as follows: California 96%. At October 31, 2004, 82% of the securities in the portfolio are backed by insurance of financial insitutions and financial guaranty assurance agencies. Insurers with a concentration greater 10% of net assets are as follows: MBIA 36% and GNMA 24%.

                        See Notes to Financial Statements

Phoenix-Goodwin California Tax Exempt Bond Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2004
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $50,555,613)                                     $55,827,559
Cash                                                                       1,109
Receivables
   Interest                                                              853,663
   Fund shares sold                                                          258
Prepaid expenses                                                          19,184
Trustee retainer                                                           1,779
                                                                     -----------
     Total assets                                                     56,703,552
                                                                     -----------
LIABILITIES
Payables
   Investment securities purchased                                     1,038,760
   Fund shares repurchased                                                16,954
   Dividend distributions                                                 86,387
   Investment advisory fee                                                21,140
   Variation margin for futures contracts                                 15,625
   Distribution and service fees                                          12,346
   Transfer agent fee                                                     10,194
   Financial agent fee                                                     5,520
Accrued expenses                                                          41,150
                                                                     -----------
     Total liabilities                                                 1,248,076
                                                                     -----------
NET ASSETS                                                           $55,455,476
                                                                     ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                     $49,687,651
Undistributed net investment income                                       92,777
Accumulated net realized gain                                            467,340
Net unrealized appreciation                                            5,207,708
                                                                     -----------
NET ASSETS                                                           $55,455,476
                                                                     ===========
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $54,513,429)                    4,234,290
Net asset value per share                                                 $12.87
Offering price per share $12.87/(1-4.75%)                                 $13.51

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $942,047)                          73,054
Net asset value and offering price per share                              $12.90


                             STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED OCTOBER 31, 2004
                                   (UNAUDITED)

INVESTMENT INCOME
Interest                                                             $1,414,854
                                                                     ----------
     Total investment income                                          1,414,854
                                                                     ----------
EXPENSES
Investment advisory fee                                                 126,751
Service fees, Class A                                                    69,179
Distribution and service fees, Class B                                    4,953
Financial agent fee                                                      30,199
Professional                                                             20,757
Trustees                                                                 18,591
Transfer agent                                                           13,829
Printing                                                                 11,942
Custodian                                                                 4,607
Miscellaneous                                                            14,115
                                                                     ----------
     Total expenses                                                     314,923
                                                                     ----------
NET INVESTMENT INCOME                                                 1,099,931
                                                                     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                                        338,977
Net realized gain on futures contracts                                   55,854
Net change in unrealized appreciation (depreciation) on
   investments                                                        1,445,723
Net change in unrealized appreciation (depreciation) on
   futures                                                             (266,660)
                                                                     ----------
NET GAIN ON INVESTMENTS                                               1,573,894
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $2,673,825
                                                                     ==========

                        See Notes to Financial Statements

Phoenix-Goodwin California Tax Exempt Bond Fund

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                             Six Months
                                                                                Ended
                                                                              10/31/04         Year Ended
                                                                             (Unaudited)         4/30/04
                                                                             -----------      ------------
FROM OPERATIONS
   Net investment income (loss)                                              $ 1,099,931      $  2,358,744
   Net realized gain (loss)                                                      394,831           638,275
   Net change in unrealized appreciation (depreciation)                        1,179,063        (2,488,450)
                                                                             -----------      ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 2,673,825           508,569
                                                                             -----------      ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                             (1,022,399)       (2,289,082)
   Net investment income, Class B                                                (14,811)          (39,606)
   Net realized long-term gains, Class A                                              --          (593,160)
   Net realized long-term gains, Class B                                              --           (12,078)
                                                                             -----------      ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                  (1,037,210)       (2,933,926)
                                                                             -----------      ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (15,522 and 58,740 shares, respectively)        194,842           752,844
   Net asset value of shares issued from reinvestment of distributions
     (39,416 and 113,783 shares, respectively)                                   496,835         1,462,023
   Cost of shares repurchased (409,919 and 827,853 shares, respectively)      (5,120,437)      (10,619,643)
                                                                             -----------      ------------
Total                                                                         (4,428,760)       (8,404,776)
                                                                             -----------      ------------
CLASS B
   Proceeds from sales of shares (122 and 7,661 shares, respectively)              1,532            99,803
   Net asset value of shares issued from reinvestment of distributions
     (131 and 823 shares, respectively)                                            1,655            10,602
   Cost of shares repurchased (9,468 and 56,848 shares, respectively)           (118,995)         (725,978)
                                                                             -----------      ------------
Total                                                                           (115,808)         (615,573)
                                                                             -----------      ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                  (4,544,568)       (9,020,349)
                                                                             -----------      ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                      (2,907,953)      (11,445,706)

NET ASSETS
   Beginning of period                                                        58,363,429        69,809,135
                                                                             -----------      ------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
     OF $92,777 AND $30,056, RESPECTIVELY]                                   $55,455,476      $ 58,363,429
                                                                             ===========      ============

                        See Notes to Financial Statements

Phoenix-Goodwin California Tax Exempt Bond Fund

                                                     FINANCIAL HIGHLIGHTS
                            (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                        CLASS A
                                                      -----------------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED                          YEAR ENDED APRIL 30,
                                                       10/31/04      --------------------------------------------------------
                                                      (UNAUDITED)     2004        2003         2002        2001         2000
Net asset value, beginning of period                    $12.49       $12.99      $12.82       $12.53      $12.13       $13.18
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                           0.25         0.48        0.50         0.54        0.57         0.60
   Net realized and unrealized gain (loss)                0.36        (0.38)       0.51         0.38        0.50        (0.90)
                                                        ------       ------      ------       ------      ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                     0.61         0.10        1.01         0.92        1.07        (0.30)
                                                        ------       ------      ------       ------      ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income                  (0.23)       (0.47)      (0.49)       (0.54)      (0.57)       (0.60)
   Distributions from net realized gains                    --        (0.13)      (0.35)       (0.09)      (0.10)       (0.15)
                                                        ------       ------      ------       ------      ------       ------
     TOTAL DISTRIBUTIONS                                 (0.23)       (0.60)      (0.84)       (0.63)      (0.67)       (0.75)
                                                        ------       ------      ------       ------      ------       ------
   Change in net asset value                              0.38        (0.50)       0.17         0.29        0.40        (1.05)
                                                        ------       ------      ------       ------      ------       ------
NET ASSET VALUE, END OF PERIOD                          $12.87       $12.49      $12.99       $12.82      $12.53       $12.13
                                                        ======       ======      ======       ======      ======       ======
Total return(1)                                           5.00%(3)     0.71%       8.19%        7.43%       8.92%       (2.17)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)               $54,513      $57,334     $68,109      $71,037     $75,675      $77,265

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                 1.10%(2)     1.19%       1.09%        1.10%       1.07%        1.10 %
   Net investment income                                  3.92%(2)     3.69%       3.84%        4.17%       4.52%        4.84 %
Portfolio turnover                                           6%(3)       11%         27%          20%          3%          12 %

                                                                                        CLASS B
                                                      -----------------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED                          YEAR ENDED APRIL 30,
                                                       10/31/04      --------------------------------------------------------
                                                      (UNAUDITED)     2004        2003         2002        2001         2000
Net asset value, beginning of period                    $12.52       $13.01      $12.84       $12.55      $12.14       $13.20
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                           0.20         0.42        0.40         0.44        0.48         0.51
   Net realized and unrealized gain (loss)                0.37        (0.41)       0.51         0.38        0.50        (0.91)
                                                        ------       ------      ------       ------      ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                     0.57         0.01        0.91         0.82        0.98        (0.40)
                                                        ------       ------      ------       ------      ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income                  (0.19)       (0.37)      (0.39)       (0.44)      (0.47)       (0.51)
   Distributions from net realized gains                    --        (0.13)      (0.35)       (0.09)      (0.10)       (0.15)
                                                        ------       ------      ------       ------      ------       ------
     TOTAL DISTRIBUTIONS                                 (0.19)       (0.50)      (0.74)       (0.53)      (0.57)       (0.66)
                                                        ------       ------      ------       ------      ------       ------
   Change in net asset value                              0.38        (0.49)       0.17         0.29        0.41        (1.06)
                                                        ------       ------      ------       ------      ------       ------
NET ASSET VALUE, END OF PERIOD                          $12.90       $12.52      $13.01       $12.84      $12.55       $12.14
                                                        ======       ======      ======       ======      ======       ======
Total return(1)                                           4.60%(3)     0.05%       7.33%        6.62%       8.15%       (2.98)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                  $942       $1,030      $1,700       $1,731      $1,790       $1,741

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                 1.86%(2)     1.94%       1.84%        1.85%       1.82%        1.85 %
   Net investment income                                  3.17%(2)     2.93%       3.09%        3.42%       3.77%        4.09 %
Portfolio turnover                                           6%(3)       11%         27%          20%          3%          12 %

(1) Sales charges are not reflected in total return calculation.
(2) Annualized.
(3) Not annualized.

                        See Notes to Financial Statements

PHOENIX-GOODWIN CALIFORNIA TAX EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2004 (UNAUDITED)


1. ORGANIZATION
   Phoenix-Goodwin California Tax Exempt Bond Fund (the "Fund") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
   The Fund is diversified and has an investment objective to obtain a high level of current income exempt from California state and local income taxes, as well as federal income tax, consistent with the preservation of capital.
   The Fund offers Class A and Class B shares. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held.
   Each class of shares has identical voting, dividend, liquidation, and other rights and the same terms and conditions except that each class bears different distribution and/or services expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases of net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:
   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.
   As required, some securities and asssets are valued at fair value as determined in good faith by or under the direction of the Trustees.
   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME:
   Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:
   It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the "Code") and to distribute substantially all of its taxable and tax-exempt income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions are declared and recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. FUTURES CONTRACTS:
   A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. The Fund may enter into financial futures contracts as a hedge against anticipated changes in the market value of their portfolio securities. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the futures contract may not correspond to the change in value of the hedged instruments.
   At October 31, 2004, the Fund had entered into futures contracts as follows:

                                          Value of                      Net
                                Number   Contracts       Market     Unrealized
                  Expiration      of        when        Value of   Appreciation
Description          Date     Contracts    Opened      Contracts  (Depreciation)
-----------       ----------  ---------  ---------     ---------  --------------
Ten Year U.S.
   Treasury
   Notes         December '04     (5)   $  (562,852)  $  (567,813)   $ (4,961)
Twenty Year
   U.S. Treasury
   Bonds         December '04    (20)    (2,217,598)   (2,276,875)    (59,277)
                                 ----   -----------   -----------    --------
                                 (25)   $(2,780,450)  $(2,844,688)   $(64,238)
                                 ====   ===========   ===========    ========

PHOENIX-GOODWIN CALIFORNIA TAX EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2004 (UNAUDITED) (CONTINUED)


F. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:
   The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued and delayed delivery securities on the trade date. The Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

G. EXPENSES:
   Expenses incurred with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative method can be more fairly made.

H. REPURCHASE AGREEMENTS:
   A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

I. CONTRACTUAL OBLIGATIONS:
   In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, in management's opinion, based on experience, the risk of loss from such claim is unlikely.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
   As compensation for its services to the Fund, Phoenix Investment Counsel, Inc. (the "Adviser"), an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee at an annual rate of 0.45% of the average daily net assets of the Fund for the first $1 billion, 0.40% for the second $1 billion, and 0.35% for average daily net assets of over $2 billion.
   As Distributor of the Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Fund that it retained net selling commissions of $349 for Class A shares and deferred sales charges of $669 for Class B shares for the period ended October 31, 2004.
   In addition, the Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares and 1.00% for Class B shares of the average daily net assets of each respective class. PEPCO has advised the Fund of the following information for the period ended October 31, 2004, $6,455 was retained by the Distributor and $67,677 was paid to unaffiliated participants.
   Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.
   As Financial Agent of the Fund, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost to PEPCO to provide tax services and oversight of the performance of PFPC Inc. (subagent to PEPCO) plus (2) the documented cost of fund accounting and related services provided by PFPC Inc. The fee schedule of PFPC Inc., ranges from 0.065% to 0.03% of the average daily net asset values of each Fund. Certain minimum fees may apply. For the period ended October 31, 2004, the Fund incurred PEPCO financial agent fees of $30,199.
   PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust Company serving as sub-transfer agent. For the period ended October 31, 2004, transfer agent fees were $13,829 as reported in the Statement of Operations, of which PEPCO retained $2,291.

4. PURCHASES AND SALES OF SECURITIES
   Purchases and sales of securities (excluding short-term securities) for the period ended October 31, 2004, were $3,147,030 and $8,542,862, respectively. There were no purchases or sales of long-term U.S. Government and agency securities for the period.

5. ASSET CONCENTRATION
   The Fund invests primarily in California municipal securities and is more susceptible to economic, political and other developments that may adversely affect issuers of such securities than a more geographically diversified fund. Such developments could result in certain adverse consequences including impairing the market value and marketability of the securities, as well as impairing the ability of certain issuers of California municipal securities to pay principal and interest on their obligations.

6. PROXY VOTING PROCEDURES
   The Adviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Fund's Board of Trustees. You may obtain a description of these procedures, free of charge, by calling toll-free 800-243-1574. These procedures and information regarding how the Fund voted proxies during the most

PHOENIX-GOODWIN CALIFORNIA TAX EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2004 (UNAUDITED) (CONTINUED)

recent twelve-month period ended June 30, is also available through the Securities and Exchange Commissions' website at http://www.sec.gov.

7. FORM N-Q INFORMATION
   The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at http://www.sec.gov. Furthermore, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained at http://www.sec.gov/info/edgar/prrules.htm.

FUND MANAGEMENT

     Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.


                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                              NUMBER OF
                                            PORTFOLIOS IN
                                            FUND COMPLEX
      NAME, ADDRESS AND        LENGTH OF     OVERSEEN BY              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
        DATE OF BIRTH         TIME SERVED      TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
   E. Virgil Conway           Served since        36       Chairman, Rittenhouse Advisors, LLC (consulting firm) since 2001.
   Rittenhouse Advisors, LLC  1988.                        Trustee/Director, Realty Foundation of New York (1972-present), Josiah
   101 Park Avenue                                         Macy, Jr., Foundation (1975-present), Pace University (1978-present), New
   New York, NY 10178                                      York Housing Partnership Development Corp. (Chairman) (1981-present),
   DOB: 8/2/29                                             Greater New York Councils, Boy Scouts of America (1985-present), The
                                                           Academy of Political Science (Vice Chairman) (1985-present), Urstadt
                                                           Biddle Property Corp. (1989-present). Chairman, Metropolitan
                                                           Transportation Authority (1992-2001), The Harlem Youth Development
                                                           Foundation (1998-2002). Director, Trism, Inc. (1994-2001), Consolidated
                                                           Edison Company of New York, Inc. (1970-2002), Atlantic Mutual Insurance
                                                           Company (1974-2002), Centennial Insurance Company (1974-2002), Union
                                                           Pacific Corp. (1978-2002), BlackRock Freddie Mac Mortgage Securities Fund
                                                           (Advisory Director) (1990-2000), Accuhealth (1994-2002).
------------------------------------------------------------------------------------------------------------------------------------
   Harry Dalzell-Payne        Served since        36       Currently retired.
   The Flat, Elmore Court     1988.
   Elmore, GL05, GL2 3NT
   U.K.
   DOB: 8/9/29
------------------------------------------------------------------------------------------------------------------------------------
   S. Leland Dill             Served since        26       Currently retired. Trustee, Scudder Investments (33 portfolios)
   7721 Blue Heron Way        2004.                        (1986-present). Director, Coutts & Co. Trust Holdings Limited
   West Palm Beach, FL 33412                               (1991-1999), Coutts & Co. Group (1991-1999) and Coutts & Co.
   DOB: 3/28/30                                            International (USA) (private banking) (1991-2000).
------------------------------------------------------------------------------------------------------------------------------------
   Francis E. Jeffries        Served since        28       Director, The Empire District Electric Company (1984-present). Chairman
   8477 Bay Colony Dr. #902   1995.                        of the Board (1993-1997), Phoenix Investment Partners, Ltd.
   Naples, FL 34108
   DOB: 9/23/30
------------------------------------------------------------------------------------------------------------------------------------
   Leroy Keith, Jr.           Served since        26       Partner, Stonington Partners, Inc. (private equity fund) since 2001.
   Stonington Partners, Inc.  1993.                        Chairman (1998 to 2000) and Chief Executive Officer (1995-1998), Carson
   736 Market Street,                                      Products Company (cosmetics). Director/Trustee, Evergreen Funds (six
   Ste. 1430                                               portfolios).
   Chattanooga, TN 37402
   DOB: 2/14/39
------------------------------------------------------------------------------------------------------------------------------------

                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                              NUMBER OF
                                            PORTFOLIOS IN
                                            FUND COMPLEX
      NAME, ADDRESS AND        LENGTH OF     OVERSEEN BY              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
        DATE OF BIRTH         TIME SERVED      TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
   Geraldine M. McNamara      Served since        36       Managing Director, U.S. Trust Company of New York (private bank)
   U.S. Trust Company of      2001.                        (1982-present).
   New York
   11 West 54th Street
   New York, NY 10019
   DOB: 4/17/51
------------------------------------------------------------------------------------------------------------------------------------
   Everett L. Morris          Served since        36       Currently retired, Vice President, W.H. Reaves and Company (investment
   164 Laird Road             1995.                        management) (1993-2003).
   Colts Neck, NJ 07722
   DOB: 5/26/28
------------------------------------------------------------------------------------------------------------------------------------
   Donald B. Romans           Served since        26       President, Romans & Company (private investors and financial consultants)
   39 S. Sheridan Road        2004.                        (1987-present). Trustee, Burnham Investors Trust (5 portfolios)
   Lake Forest, IL 60045                                   (1967-present).
   DOB: 4/22/31
------------------------------------------------------------------------------------------------------------------------------------
   Richard E. Segerson        Served since        26       Managing Director, Northway Management Company (1998-present).
   Northway Management        1988.
   Company
   164 Mason Street
   Greenwich, CT 06830
   DOB: 2/16/46
------------------------------------------------------------------------------------------------------------------------------------
   Lowell P. Weicker, Jr.     Served since        26       Director, Medallion Financial New York (2003-present). Compuware (1996-
   200 Duke Street            1995.                        present) and WWF, Inc. (2000-present). President, The Trust for America's
   Alexandria, VA 22314                                    Health (non-profit) (2001-present), Director, UST, Inc. (1995-2004), HPSC
   DOB: 5/16/31                                            Inc. (1995-2004).
------------------------------------------------------------------------------------------------------------------------------------

                                                          INTERESTED TRUSTEES

     Each of the individuals  listed below is an "interested  person" of the Trust, as defined in Section 2(a)(19) of the Investment
Company Act of 1940, as amended, and the rules and regulations thereunder.
------------------------------------------------------------------------------------------------------------------------------------
                                              NUMBER OF
                                            PORTFOLIOS IN
                                            FUND COMPLEX
      NAME, ADDRESS AND        LENGTH OF     OVERSEEN BY              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
        DATE OF BIRTH         TIME SERVED      TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  *Marilyn E. LaMarche        Served since        31       Limited Managing Director, Lazard Freres & Co. LLC (1983-present).
   Lazard Freres & Co. LLC    2002.                        Director, The Phoenix Companies, Inc. (2001-present) and Phoenix Life
   30 Rockefeller Plaza,                                   Insurance Company (1989-present).
   59th Floor
   New York, NY 10020
   DOB: 5/11/34
------------------------------------------------------------------------------------------------------------------------------------
 **Philip R. McLoughlin       Served since        67       Consultant, Phoenix Investment Partners, Ltd. (2002-present). Director,
   DOB: 10/23/46              1993.                        PXRE Corporation (Delaware) (1985-present), World Trust Fund
                                                           (1991-present). Chairman (1997-2002), Director (1995-2002), Vice Chairman
   Chairman                                                (1995-1997) and Chief Executive Officer (1995-2002), Phoenix Investment
                                                           Partners, Ltd. Director and Executive Vice President, The Phoenix
                                                           Companies, Inc. (2000-2002). Director (1994-2002) and Executive Vice
                                                           President, Investments (1987-2002), Phoenix Life Insurance Company.
                                                           Director (1983-2002) and Chairman (1995-2002), Phoenix Investment
                                                           Counsel, Inc. Director (1982-2002) and President (1990-2000), Phoenix
                                                           Equity Planning Corporation. Chairman and President, Phoenix/Zweig
                                                           Advisers LLC (2001-2002). Director (2001-2002) and President (April
                                                           2002-September 2002), Phoenix Investment Management Company. Director and
                                                           Executive Vice President, Phoenix Life and Annuity Company (1996-2002).
                                                           Director (1995-2000) and Executive Vice President, and Chief Investment
                                                           Counsel (1994-2002), PHL Variable Insurance Company. Director, Phoenix
                                                           National Trust Holding Company (2001-2002). Director (1985-2002), Vice
                                                           President (1986-2002), and Executive Vice President (2002-2002), PM
                                                           Holdings, Inc. Director, W.S. Griffith Associates, Inc. (1995-2002).
                                                           Director (1992-2002) and President (1993-1994), W.S. Griffith Securities,
                                                           Inc.
------------------------------------------------------------------------------------------------------------------------------------
***James M. Oates             Served since        31       Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.)
   Hudson Castle Group, Inc.  1993.                        (financial services) (1997-present). Managing Director, Wydown Group
   c/o Northeast Investment                                (consulting firm) (1994-present). Director, Investors Financial Service
   Management, Inc.                                        Corporation (1995-present), Investors Bank & Trust Corporation
   50 Congress Street                                      (1995-present), Stifel Financial (1996-present), Connecticut River
   Suite 1000                                              Bancorp (1998-present), Connecticut River Bank (1999-present), Trust Co.
   Boston, MA 02109                                        of New Hampshire (2002-present). Director and Treasurer, Endowment for
   DOB: 5/31/46                                            Health, Inc. (2000-present). Chairman, Emerson Investment Management,
                                                           Inc. (2000-present), Member Chief Executives Organization (1996-present),
                                                           Vice Chairman, Massachusetts Housing Partnership (1994-1999). Director,
                                                           Blue Cross and Blue Shield of New Hampshire (1994-1999), AIB Govett Funds
                                                           (1991-2000), Command Systems, Inc. (1998-2000), Phoenix Investment
                                                           Partners, Ltd. (1995-2001), 1Mind, Inc. (2000-2002), 1Mind.com, Plymouth
                                                           Rubber Co. (1995-2003),
------------------------------------------------------------------------------------------------------------------------------------

  *Ms.LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her position as Director of
   The Phoenix Companies, Inc. and Phoenix Life Insurance Company.

 **Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his relationship with
   Phoenix Investment Partners, Ltd. and its affiliates.

***Mr. Oates is being treated as an Interested Trustee due to certain relationships existing among Mr. Oates, Hudson Castle Group,
   Inc. and The Phoenix Companies, Inc. and certain of its affiliates.

                                             OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                POSITION(S) HELD WITH
    NAME, ADDRESS AND            TRUST AND LENGTH OF                                 PRINCIPAL OCCUPATION(S)
      DATE OF BIRTH                  TIME SERVED                                       DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
   John F. Sharry             Executive Vice President     Executive Vice President, Phoenix Investment Partners, Ltd.
   DOB: 3/28/52               since 2000.                  (1998-present), President, Phoenix Equity Planning Corporation
                                                           (2000-present). Senior Vice President, The Phoenix Companies, Inc.
                                                           (2004-present). Executive Vice President, certain funds within the
                                                           Phoenix Fund Complex (1998-present).
------------------------------------------------------------------------------------------------------------------------------------
   Francis G. Waltman         Senior Vice President        Vice President, Chief Administrative Officer (2003-present), Senior Vice
   DOB: 7/27/62               since May 2004.              President, Chief Administrative Officer, Private Client Group
                                                           (1999-2003), Vice President (1995-1999), Phoenix Investment Partners,
                                                           Ltd. Senior Vice President, Phoenix Fund Complex (2004-present).
------------------------------------------------------------------------------------------------------------------------------------
   Nancy G. Curtiss           Treasurer since 1996.        Vice President, Fund Accounting (1994-2000), Treasurer (1996-2000),
   DOB: 11/24/52                                           Assistant Treasurer (2001-2003), Phoenix Equity Planning Corporation.
                                                           Vice President (2003-present), Phoenix Investment Partners, Ltd.
                                                           Treasurer or Assistant Treasurer, Phoenix Fund Complex (1994-present).
------------------------------------------------------------------------------------------------------------------------------------
   Matthew A. Swendiman       Secretary since 2004.        Counsel, Phoenix Life Insurance Company (2002-present). Vice President,
   One American Row                                        Counsel, Chief Legal Officer and Secretary, certain of the funds within
   Hartford, CT 06102                                      the Phoenix Fund Complex (2004-present). Assistant Vice President and
   DOB: 4/5/73                                             Assistant Counsel, Conseco Capital Management (2000-2002).
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX-GOODWIN CALIFORNIA TAX EXEMPT BOND FUND

101 Munson Street
Greenfield, Massachusetts 01301


TRUSTEES
E. Virgil Conway
Harry Dalzell-Payne
S. Leland Dill
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin
Geraldine M. McNamara
Everett L. Morris
James M. Oates
Donald B. Romans
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, Chairman and President
John F. Sharry, Executive Vice President
Francis G. Waltman, Senior Vice President
Nancy G. Curtiss, Treasurer
Matthew A. Swendiman, Secretary and
   Chief Legal Officer


INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, Massachusetts 02206-5501

HOW TO CONTACT US
Mutual Fund Services                         1-800-243-1574
Advisor Consulting Group                     1-800-243-4361
Text Telephone                               1-800-243-1926
Web site                             PHOENIXINVESTMENTS.COM


--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

                                                          ---------------
                                                             PRESORTED
                                                             STANDARD
                                                           U.S. POSTAGE
                                                               PAID
                                                          Louisville, KY
                                                          Permit No. 1051
                                                          ---------------

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480

(LOGO)
PHOENIX
INVESTMENT PARTNERS,LTD.
A MEMBER OF THE PHOENIX COMPANIES, INC.
[GRAPHIC OMITTED]

For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or PHOENIXINVESTMENTS.COM.


NOT INSURED BY FDIC/NCUA OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.

PXP 680 (12/04)


ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

   (a)(1)   Not applicable.

   (a)(2)   Certifications  pursuant  to Rule  30a-2(a)  under  the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

   (a)(3)   Not applicable.

   (b)      Certifications  pursuant  to Rule  30a-2(a)  under  the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Phoenix-Goodwin California Tax Exempt Fund
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Philip R. McLoughlin
                         -------------------------------------------------------
                           Philip R. McLoughlin, Chairman
                           (principal executive officer)

Date                       January 10, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Philip R. McLoughlin
                         -------------------------------------------------------
                           Philip R. McLoughlin, Chairman
                           (principal executive officer)

Date                       January 10, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Nancy G. Curtiss
                         -------------------------------------------------------
                           Nancy G. Curtiss, Treasurer
                           (principal financial officer)

Date                       January 10, 2005
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.